Statutory Financial Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statutory Financial Information Disclosures [Abstract]
Consolidated statutory policyholders' surplus	$ 22,249.6	$ 17,879.9
Statutory net income	3,502.2	$ 2,763.5	$ 2,283.9
Consolidated statutory policyholders' surplus, net admitted assets of insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities' states of domicile	1,513.2
Cash and Non-Cash Dividends Paid To Parent Company	413.4
Maximum aggregate dividend amount subsidiaries could pay without prior approval from regulatory authorities	$ 3,365.1